Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table for PEO ($)	Compensation actually paid to PEO ($) (a)	Average summary compensation table for other NEOs ($)	Average compensation actually paid to other NEOs ($) (b)	Value of initial fixed $100 investment made December 31, 2020 based on:		Net income (loss) (in thousands, $) (d)	Adjusted EBITDA (in thousands, $) (e)
					TSR ($)	TSR of peer group ($) (c)
2025	2,446,411	2,602,644	888,525	926,254	161	291	(61,189)	101,515
2024	2,746,993	(501,805)	889,068	216,803	140	218	(3,590)	128,108
2023	3,205,216	3,068,528	1,050,427	997,323	306	163	83,706	205,229
2022	3,310,256	5,068,537	1,147,329	1,624,920	315	122	179,186	252,969
2021	4,548,330	5,153,371	1,127,359	1,383,280	226	126	49,891	134,964

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Compensation actually paid to the principal executive officer (the PEO) is adjusted based on: (1) addition of the amount of change in fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (2) addition of the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year and (3) addition of the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year. Mr. Reitz is the PEO for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. For our NEOs other than our principal executive officer, the compensation reported is an average. Messrs. Eheli, Martin, and Narancich are the other NEOs for the years ended December 31, 2025. Messrs. Martin, Troyanovich, Narancich and Eheli are the other NEOs for the years ended December 31, 2024. Messrs. Martin, Troyanovich and Eheli are the other NEOs for the years ended December 31, 2023, 2022, and 2021.
Peer Group Issuers, Footnote	The peer group used for calculating "TSR of peer group" is the same peer group used by the company for reviewing its compensation practices.
PEO Total Compensation Amount	$ 2,446,411	$ 2,746,993	$ 3,205,216	$ 3,310,256	$ 4,548,330
PEO Actually Paid Compensation Amount	$ 2,602,644	(501,805)	3,068,528	5,068,537	5,153,371
Adjustment To PEO Compensation, Footnote

Year	Summary compensation ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Current Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Awards Granted in Prior Years that Forfeited in the Year ($)	Compensation actually paid ($)
PEO
2025	2,446,411	(83,200)	86,667	152,766	—	2,602,644
2024	2,746,993	(486,400)	(701,136)	(2,061,262)	—	(501,805)
2023	3,205,216	302,400	(134,570)	(304,518)	—	3,068,528
2022	3,310,256	245,600	1,297,131	215,550	—	5,068,537
2021	4,548,330	163,105	278,135	163,801	—	5,153,371
Average Other NEOs
2025	888,525	(36,400)	26,694	47,435	—	926,254
2024	889,068	(136,060)	(208,995)	(176,931)	(150,279)	216,803
2023	1,050,427	112,000	(29,244)	(135,860)	—	997,323
2022	1,147,329	112,566	269,843	95,182	—	1,624,920
2021	1,127,359	63,210	125,822	66,889	—	1,383,280

Non-PEO NEO Average Total Compensation Amount	$ 888,525	889,068	1,050,427	1,147,329	1,127,359
Non-PEO NEO Average Compensation Actually Paid Amount	$ 926,254	216,803	997,323	1,624,920	1,383,280
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary compensation ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Current Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Awards Granted in Prior Years that Forfeited in the Year ($)	Compensation actually paid ($)
PEO
2025	2,446,411	(83,200)	86,667	152,766	—	2,602,644
2024	2,746,993	(486,400)	(701,136)	(2,061,262)	—	(501,805)
2023	3,205,216	302,400	(134,570)	(304,518)	—	3,068,528
2022	3,310,256	245,600	1,297,131	215,550	—	5,068,537
2021	4,548,330	163,105	278,135	163,801	—	5,153,371
Average Other NEOs
2025	888,525	(36,400)	26,694	47,435	—	926,254
2024	889,068	(136,060)	(208,995)	(176,931)	(150,279)	216,803
2023	1,050,427	112,000	(29,244)	(135,860)	—	997,323
2022	1,147,329	112,566	269,843	95,182	—	1,624,920
2021	1,127,359	63,210	125,822	66,889	—	1,383,280

Compensation Actually Paid vs. Total Shareholder Return
The graphs below reflect the relationship between the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the Company and the peer group’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the years ended December 31, 2025, 2024, 2023, 2022 and 2021:

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with the Company's net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with Adjusted EBITDA. The Company has chosen Adjusted EBITDA as the most important measure it uses in linking compensation to financial performance.
Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Cash Flow
Working Capital Management

Total Shareholder Return Amount	$ 161	140	306	315	226
Peer Group Total Shareholder Return Amount	291	218	163	122	126
Net Income (Loss)	$ (61,189,000)	$ (3,590,000)	$ 83,706,000	$ 179,186,000	$ 49,891,000
Company Selected Measure Amount	101,515,000	128,108,000	205,229,000	252,969,000	134,964,000
PEO Name	Mr. Reitz
Additional 402(v) Disclosure	(d) The compensation committee does not utilize net income as a metric in setting the PEO and other NEOs incentive compensation because net income includes certain items that the Compensation Committee believes are not reflective of operational performance of the business. The Compensation Committee instead utilizes Adjusted EBITDA, as it views that metric as more reflective of the operational performance of the business.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Reconciliations of net income (loss) to Adjusted EBITDA, a non-GAAP financial measures, for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 are included in Appendix A filed herewith.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital Management
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (83,200)	$ (486,400)	$ 302,400	$ 245,600	$ 163,105
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,667	(701,136)	(134,570)	1,297,131	278,135
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,766	(2,061,262)	(304,518)	215,550	163,801
PEO | Equity Awards Granted Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,400)	(136,060)	112,000	112,566	63,210
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,694	(208,995)	(29,244)	269,843	125,822
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,435	(176,931)	(135,860)	95,182	66,889
Non-PEO NEO | Equity Awards Granted Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (150,279)	$ 0	$ 0	$ 0